Financial Instruments And Risks - Summary Of Illustrates The Impact of An Appreciation Or Depreciation (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial Instruments And Risks [Abstract]
5% appreciation of RMB	¥ (120,981)	¥ (173,557)	¥ (126)
5% depreciation of RMB	¥ 120,981	¥ 173,557	¥ 126